Long-term debt (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Long-term Debt Instruments
The below table presents the balance of long-term debt as of March 31, 2024 and March 31, 2025 and the related contractual rates and maturity dates:

	As of
	March 31, 2024				March 31, 2025
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2025-2034	6.67% to 9.7%	Rs.	276,600.6	2026-2035	6.67% to 9.70%	Rs.	293,902.2	US$	3,440.3
Perpetual debt — (1)	2029-2038	7.55% to 9.4%		47,290.8	2026-2034	7.55% to 9.40%		52,272.7		611.9
Perpetual debt — (2)	2037	3.70%		83,090.7	2027	3.70%		85,291.5		998.4
Others ( * )
Variable rate — (1)	2026-2029	6.10% to 6.51%		479,577.3	2026-2030	4.92% to 6.22%		581,229.3		6,803.6
Variable rate — (2)	2025-2030	6.21% to 9.0%		1,235,079.0	2026-2032	6.47% to 8.60%		623,118.6		7,293.9
Fixed rate — (1)	2025-2034	2.80% to 9.60%		4,313,107.4	2026-2034	2.80% to 9.05%		3,955,489.6		46,300.8
Fixed rate — (2)	2025-2029	5.18% to 8.19%		214,026.2	2026-2029	4.30% to 8.19%		274,859.3		3,217.4

Total			Rs.	6,648,772.0			Rs.	5,866,163.2	US$	68,666.3

( * )
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to SOFR,
T-bill
rates, Marginal cost of funds based lending rates (“MCLR”), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2025
	(In millions)
Due in the fiscal year ending March 31:
2026	Rs.	1,466,542.2	US$	17,166.6
2027		1,290,428.6		15,105.1
2028		355,754.9		4,164.3
2029		629,335.3		7,366.7
2030		314,375.1		3,679.9
Thereafter		1,672,162.9		19,573.5

Total (1)	Rs.	5,728,599.0	US$	67,056.1

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 137,564.2 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2024 and March 31, 2025 are comprised of the following:

	As of March 31,
	2024		2025		2025
	(In millions)
Subordinated debt	Rs.	407,531.3	Rs.	431,896.9	US$	5,055.5
Others		6,244,131.6		5,436,429.4		63,636.1
Debt issuance cost		(2,890.9)		(2,163.1)		(25.3)

Total	Rs.	6,648,772.0	Rs.	5,866,163.2	US$	68,666.3